Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013		Mar. 31, 2012
Cash flows from operating activities:
Net income (loss)	¥ (68,841)	¥ 101,686		¥ (397,664)
Adjustments to reconcile net income (loss) to net cash provided by operating activities -
Depreciation and amortization, including amortization of deferred insurance acquisition costs	376,695	376,735	[1]	366,270	[1]
Amortization of film costs	285,673	208,051		188,836
Stock-based compensation expense	1,068	1,232		1,952
Accrual for pension and severance costs, less payments	(38,131)	(16,669)		36,647
Other operating (income) expense, net	48,666	(235,219)		(59,594)
(Gain) loss on sale or devaluation of securities investments, net	(10,401)	(34,057)		2,933
Gain on revaluation of marketable securities held in the financial services business for trading purposes, net	(58,608)	(72,633)		(21,080)
(Gain) loss on revaluation or impairment of securities investments held in the financial services business, net	(3,688)	(5,689)		2,819
Deferred income taxes	(6,661)	64,664		206,708
Equity in net loss of affiliated companies, net of dividends	10,022	8,819		138,772
Changes in assets and liabilities:
(Increase) decrease in notes and accounts receivable, trade	(29,027)	55,712		4,427
Decrease in inventories	20,248	56,987		29,778
Increase in film costs	(266,870)	(173,654)		(186,783)
Increase (decrease) in notes and accounts payable, trade	103,379	(206,621)		(59,410)
Increase (decrease) in accrued income and other taxes	(3,110)	12,446		(44,635)
Increase in future insurance policy benefits and other	391,541	434,786		330,548
Increase in deferred insurance acquisition costs	(77,656)	(73,967)		(68,634)
Increase in marketable securities held in the financial services business for trading purposes	(33,803)	(25,254)		(39,161)
(Increase) decrease in other current assets	(48,115)	91,762		(35,181)
Increase (decrease) in other current liabilities	58,656	(55,830)		7,682
Other	13,079	(37,122)	[1]	111,075	[1]
Net cash provided by operating activities	664,116	476,165		516,305
Cash flows from investing activities:
Payments for purchases of fixed assets	(283,457)	(326,490)		(382,549)
Proceeds from sales of fixed assets	99,694	245,758		22,661
Proceeds from sales of businesses	15,016	52,756		8,430
Payment for Sony Ericsson acquisition, net of cash acquired				(71,843)
Other	3,693	(16,840)		28,955
Net cash used in investing activities	(710,502)	(705,280)		(882,886)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	178,935	159,781		216,887
Payments of long-term debt	(164,540)	(326,164)		(112,043)
Increase (decrease) in short-term borrowings, net	25,183	(29,683)		(26,158)
Increase in deposits from customers in the financial services business, net	238,828	237,908		214,831
Proceeds from issuance of convertible bonds		150,000
Dividends paid	(25,643)	(25,057)		(25,078)
Payment for purchase of So-net shares from noncontrolling interests		(55,178)
Other	(44,886)	(23,079)		(7,869)
Net cash provided by financing activities	207,877	88,528		260,570
Effect of exchange rate changes on cash and cash equivalents	58,614	72,372		(13,825)
Net increase (decrease) in cash and cash equivalents	220,105	(68,215)		(119,836)
Cash and cash equivalents at beginning of the fiscal year	826,361	894,576		1,014,412
Cash and cash equivalents at end of the fiscal year	1,046,466	826,361		894,576
Cash paid during the fiscal year for -
Income taxes	101,091	90,991		127,643
Interest	23,819	24,161		20,276
Non-cash investing and financing activities -
Conversion of convertible bonds	31,220
Obtaining assets by entering into capital leases	82,260	10,025		56,403
Share exchange for So-net remaining noncontrolling interests		7,005
Collections of deferred proceeds from sales of receivables -	35,196	20,608		132,636
Financial Services
Cash flows from investing activities:
Payments for investments and advances	(1,032,594)	(1,046,764)		(1,028,150)
Proceeds from sales or return of investments and collections of advances	426,621	400,654		474,466
Other than financial service business
Cash flows from investing activities:
Payments for investments and advances	(14,892)	(92,364)		(28,021)
Proceeds from sales or return of investments and collections of advances	¥ 75,417	¥ 78,010		¥ 93,165

[1]	Including reclassification of amortization of internal-use software described in Note 2 (4) above.